Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Insider Trading Policy also prohibits the trading of our securities on the basis of material, non-public information and establishes regular blackout periods wherein certain designated employees are prohibited from trading in our securities.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Insider Trading Policy also prohibits the trading of our securities on the basis of material, non-public information and establishes regular blackout periods wherein certain designated employees are prohibited from trading in our securities.
MNPI Disclosure Timed for Compensation Value	false